Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2015 and 2014 are listed below:

	2015	2014
	(dollars in thousands)
Land	$3,302	$3,302
Building and improvements	12,808	12,701
Furniture and equipment	8,901	8,439

Total fixed assets	25,011	24,442
Less accumulated depreciation	10,345	9,584

Net fixed assets	$14,666	$14,858